RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended									12 Months Ended
	Sep. 12, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Abdh Common Stock [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2012 Director [Member] Abdh Common Stock [Member]	Dec. 31, 2011 Directors and Officers [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2011 Related Party Transactions [Member]	Dec. 31, 2003 Related Party Transactions [Member]	Dec. 31, 2012 Environmental Group [Member]	Dec. 31, 2011 Environmental Group [Member]
Related Party Transaction [Line Items]
Due to Related Parties												$ 127,353
Debt Instrument, Interest Rate During Period												5.00%
Description Of Charges On Default Of Principal Or Interest		In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.
Convertible Notes Accompanying Warrants			333,333
Convertible Notes Accompanying Warrants Value			500,000
Repayments of Notes Payable			200,000
Convertible notes, principal and interest amount											100,000
Common stock issued up on conversion of convertible promissory note, shares				1,331,183				962,956			198,980
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						24,000
Common stock, issued shares		64,638,372	47,160,435			240,000
Shares issued for services (in shares)							10,000
Share Price			$ 0.42
Granted						1,360,494			4,734,300
Debt Instrument, Decrease, Repayments		275,000			500,000
Proceeds from Issuance or Sale of Equity	3,450,338					184,800
Accounts payable - related party		$ 52,636	$ 29,703			$ 42,500				$ 4,700			$ 10,000	$ 25,000